SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Adoption of New revenue standard (Details) - USD ($) $ in Thousands		9 Months Ended		12 Months Ended		13 Months Ended
	Mar. 01, 2019	Nov. 30, 2020	Nov. 30, 2019	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2019
Assets
Prepaid expenses and other current assets	$ 9,182	$ 17,420		$ 12,602	$ 7,662	$ 7,662
Other noncurrent assets	6,360	14,321		14,445	3,496	3,496
Liabilities and Member's Equity
Deferred revenue		73,986		142,027	73,017	73,017
Other noncurrent liabilities	18,949	62,830		38,544	18,888	18,888
Accumulated deficit	(117,132)	(286,861)		(218,502)	(121,455)	(121,455)
Revenue
Revenue		249,022	$ 220,928	305,102		201,207
Operating expenses
Sales and marketing		37,275	37,781	53,605		34,398
Income tax benefit		24,073	(2,800)	(7,271)	(8,245)	(8,245)
Net loss		(68,359)	(80,421)	(101,370)	(32,968)	(30,118)
Cumulative effect of adopting ASC 606	4,400			$ 4,400
Amortization period				4 years
Deferred revenue recognized				$ 600
Deferred sale commission				9,700
Sales commission amortization expense				2,200
Deferred tax liability				(8,630)	(2,508)
Income tax benefit		24,073	(2,800)	(7,271)	$ (8,245)	(8,245)
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Revenue
Revenue		$ 209,013	$ 176,481	243,981		$ 153,634
Accounting Standards Update 2014-09
Operating expenses
Income tax benefit				200
Deferred tax liability				100
Income tax benefit				200
Calculated under Revenue Guidance in Effect before Topic 606
Assets
Prepaid expenses and other current assets				8,924
Other noncurrent assets				6,285
Liabilities and Member's Equity
Deferred revenue				142,673
Other noncurrent liabilities				38,249
Accumulated deficit				(230,691)
Operating expenses
Sales and marketing				61,061
Income tax benefit				(7,507)
Net loss				(109,236)
Income tax benefit				(7,507)
Calculated under Revenue Guidance in Effect before Topic 606 | Subscription
Revenue
Revenue				243,335
Difference between Revenue Guidance in Effect before and after Topic 606
Assets
Prepaid expenses and other current assets	1,520			3,678
Other noncurrent assets	2,864			8,160
Liabilities and Member's Equity
Deferred revenue				(646)
Other noncurrent liabilities	61			295
Accumulated deficit	$ 4,323			12,189
Operating expenses
Sales and marketing				(7,456)
Income tax benefit				236
Net loss				7,866
Income tax benefit				236
Difference between Revenue Guidance in Effect before and after Topic 606 | Subscription
Revenue
Revenue				$ 646